Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

14. Shareholders’ Equity

From June to August 2019, the Company completed a private placement for the sale of its common stock. The Company issued 14,325,005 shares of common stock for gross proceeds of $7,162,503, or $0.50 per share, minus equity issuance costs of $72,096.

In July 2019, the Company issued 13,553,233 shares of common stock in connection with the CMI Transaction (refer to Note 7).

During the year ended December 31, 2019, the Company issued 790,000 shares of common stock pursuant to advisory agreements. The fair value of $395,000 was included in legal and professional fees in the consolidated statements of operations.

In February 2020, the Company issued 400,000 shares of common stock pursuant to accelerated vesting of RSU’s upon the resignation of a former executive.

In February 2020, the Company issued 200,000 shares of common stock pursuant to accelerated vesting of RSU’s upon the resignation of a former board member.

In March 2020, the Company issued 1,175,549 shares of common stock to a former executive per a separation agreement.

In June 2020, four shareholders submitted 15,050,000 shares of common stock for cancellation pursuant to prior agreements among certain shareholders. Accordingly, the Company cancelled 15,050,000 shares of common stock.

In July 2020, the Company issued 10,000 shares of common stock to a former employee per a separation agreement.

In July 2020, one shareholder submitted 300,000 shares of common stock for cancellation pursuant to prior agreements. Accordingly, the Company cancelled 300,000 shares of common stock.

In August 2020, the Company issued 60,000 shares of common stock in order to raise capital.

In August 2020, the Company issued 757,895 shares of common stock to former board members per a separation agreement.

From October to December 2020, the Company issued 3,535,665 shares of common stock in order to raise capital.

From January to March 2021, the Company issued 1,491,819 shares of common stock in order to raise capital.

From April to June 2021, the Company issued 10,000,000 shares of common stock related to the CryoCann transaction, 6,903,172 shares of common stock pursuant to employment agreements, 2,500,000 shares of common stock in exchange for the extinguishment of debt, and 633,125 shares of common stock in exchange for services.

From July to September 2021, the Company issued 798,414 shares of common stock in order to raise capital, 633,707 shares of common stock in exchange for services, and 92,127 shares of common stock for interest payment on a note payable.

Restricted Stock Unit Awards

The Company adopted its 2019 Omnibus Stock Incentive Plan (the “2019 Plan”), which provides for the issuance of stock options, stock grants and RSUs to employees, directors and consultants. The primary purpose of the 2019 Plan is to enhance the ability to attract, motivate, and retain the services of qualified employees, officers and directors. Any RSUs granted under the 2019 Plan will be at the discretion of the Compensation Committee of the Board of Directors. In April 2021 Board of Directors cancelled the 2019 Plan.

A summary of the Company’s RSU award activity for the nine months ended September 30, 2021 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	2,453,175	$0.42
Granted	500,000	0.14
Vested	(903,172)	0.16
Forfeited	-	-
Outstanding at March 31, 2021	2,050,003	$0.46
Granted	6,135,000	0.15
Vested	(6,000,000)	0.15
Forfeited	-	-
Outstanding at June 30, 2021	2,185,003	0.45
Granted	-	-
Vested	-	-
Forfeited	-	-
Outstanding at September 30, 2021	2,185,003	0.45

The total fair value of RSUs vested during the three and nine months ending September 30, 2021 was $0 and $2,851,102, respectively. The total fair value of RSUs vested during the three and nine months ending September 30, 2020 was $144,000 and $536,810, respectively. As of September 30, 2021, there was $202,069 of unrecognized stock-based compensation cost related to non-vested RSU’s, which is expected to be recognized over the remaining vesting period.

Stock-based compensation expense relating to RSU’s was $68,328 and $1,410,173 for the three and nine months ending September 30, 2021, respectively. Stock-based compensation expense relating to RSU’s was $220,399 and $828,830 for the three and nine months ending September 30, 2020, respectively. Stock-based compensation for the three months ending September 30, 2021 consisted of equity awards forfeited, granted and vested to employees, directors and consultants of the Company in the amount of $(19,184), $71,259, and $16,253, respectively. Stock-based compensation for the nine months ending September 30, 2021 consisted of equity awards forfeited, granted and vested to employees, directors and consultants of the Company in the amount of $1,085,398, $276,016, and $48,759, respectively.

Expenses for stock-based compensation is included on the accompanying consolidated statements of operations in general and administrative expense.

14. SHAREHOLDERS’ EQUITY

From June to August 2019, the Company completed a private placement for the sale of its common stock. The Company issued 14,325,005 shares of common stock for gross proceeds of $7,162,503, or $0.50 per share, minus equity issuance costs of $72,096.

In July 2019, the Company issued 13,553,233 shares of common stock in connection with the CMI Transaction (refer to Note 7).

During the year ended December 31, 2019, the Company issued 790,000 shares of common stock pursuant to advisory agreements. The fair value of $395,000 was included in legal and professional fees in the consolidated statements of operations.

In February 2020, the Company issued 400,000 shares of common stock pursuant to accelerated vesting of RSU’s upon the resignation of a former executive.

In February 2020, the Company issued 200,000 shares of common stock pursuant to accelerated vesting of RSU’s upon the resignation of a former board member.

In March 2020, the Company issued 1,175,549 shares of common stock to a former executive per a separation agreement.

In June 2020, four shareholders submitted 15,050,000 shares of common stock for cancellation pursuant to prior agreements among certain shareholders. Accordingly, the Company cancelled 15,050,000 shares of common stock.

In July 2020, the Company issued 10,000 shares of common stock to a former employee per a separation agreement.

In July 2020, one shareholder submitted 300,000 shares of common stock for cancellation pursuant to prior agreements. Accordingly, the Company cancelled 300,000 shares of common stock.

In August 2020, the Company issued 60,000 shares of common stock in order to raise capital.

In August 2020, the Company issued 757,895 shares of common stock to former board members per a separation agreement.

From October to December 2020, the Company issued 3,535,665 shares of common stock in order to raise capital.

Stock Incentive Plan

The Company adopted its 2019 Omnibus Stock Incentive Plan (the “2019 Plan”), which provides for the issuance of stock options, stock grants and RSUs to employees, directors and consultants. The primary purpose of the 2019 Plan is to enhance the ability to attract, motivate, and retain the services of qualified employees, officers and directors. Any RSUs or stock options granted under the 2019 Plan will be at the discretion of the Compensation Committee of the Board of Directors. For the year ended December 31, 2020, the total stock compensation expense was $1,440,284 and consisted of $734,752 related to RSUs, $150,000 related to a separation agreement, and $555,532 related to stock options. Expenses for stock-based compensation is included on the accompanying consolidated statements of operations in general and administrative expense. No cash was used to settle equity instruments granted under share-based payment arrangements.

Restricted Stock Unit Awards

A summary of the Company’s RSU award activity for the year ended December 31, 2020 is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	-	$-
Granted	6,603,962	0.44
Vested	(1,367,895)	0.23
Forfeited	(2,782,895)	0.57
Outstanding at December 31, 2020	2,453,172	$0.42

The requisite service period for RSUs is two years. RSUs will be converted to common stock within 74 days following fulfillment of the service period. The fair value of RSUs is calculated using the grant date stock price. The total fair value of RSUs vested during the years ending December 31, 2020 and 2019 was $309,790 and $0, respectively. As of December 31, 2020 and 2019, there was $600,241 and $0, respectively, of unrecognized stock-based compensation cost related to non-vested RSU’s. The weighted-average period over which the $600,241 is expected to be recognized is 1.19 years.

Stock-based compensation expense relating to RSU’s was $734,752 and $0 for the years ending December 31, 2020 and 2019, respectively. Stock-based compensation relating to RSU’s for the year ending December 31, 2020 consisted of equity awards forfeited, granted and vested to employees, directors and consultants of the Company in the amount of $145,183, $518,043, and $71,526, respectively.

Stock Options

A summary of the Company’s stock options activity for the year ended December 31, 2020 is as follows:

	Stock Option Shares	Weighted Average Exercise Price
Outstanding at December 31, 2019	-	$-
Granted	3,500,000	0.16
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2020	3,500,000	$0.16

On October 29, 2020, the Company awarded stock options for 3,500,000 shares at an exercise price of $0.16 per share. These options vested immediately, expire October 29, 2030, and were exercisable at the end of the year. As of December 31, 2020, the aggregate intrinsic value was $140,000 and the weighted average remaining contractual term was zero years for the share options outstanding and exercisable.

The fair value of the options was calculated using the Black-Scholes model and was $555,532 as of the grant date. The following assumptions were used to estimate fair value:

Expected term	5 years
Expected volatility	237.0%
Expected dividends	0.0%
Risk-free rate	0.4%
Discount for post-vesting restrictions	-